SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
Enpro Inc. Retirement Savings Plan [Member]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) [Abstract]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
ENPRO INC. RETIREMENT SAVINGS PLAN

SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
AS OF DECEMBER 31, 2025

EIN: 01-0573945 – PLAN NUMBER: 004

(a)	(b)	(c)	(e)
Party-in- Interest	Identity of issuer, borrower, lessor or similar party	Description of investment including maturity date, rate of interest, collateral, par or maturity value	Current Value
	Vanguard Total Stock Market Index Fund Institutional Shares	Mutual Fund	$70,385,151
	State Street Target Retirement 2030 Class VI	Collective trust fund	$32,792,983
	State Street Target Retirement 2035 Class VI	Collective trust fund	$27,528,902
	State Street Target Retirement 2040 Class VI	Collective trust fund	$24,692,579
	Nuveen Winslow Large-Cap Growth ESG Fund Class I	Mutual Fund	$22,042,218
	State Street Target Retirement 2025 Class VI	Collective trust fund	$21,270,404
	State Street Target Retirement 2050 Class VI	Collective trust fund	$20,189,753
	State Street Target Retirement 2045 Class VI	Collective trust fund	$19,206,507
	Invesco Stable Value Class B1	Collective trust fund	$17,590,673
	Dodge & Cox Stock Fund Class X	Mutual Fund	$17,281,722
	Personal Choice Retirement Account	Self-directed investments	$16,723,284
	Vanguard Total Bond Market Index Fund Institutional Shares	Mutual Fund	$16,538,020
	State Street Target Retirement 2055 Class VI	Collective trust fund	$15,641,529
	DFA U.S Targeted Value Class I	Mutual Fund	$12,814,449
	William Blair Small-Mid Cap Growth CIT Class IV	Collective trust fund	$12,607,640
	Vanguard Total International Stock Index Fund Institutional Shares	Mutual Fund	$12,379,033
	American Funds EuroPacific Growth Fund Class R-6	Mutual Fund	$11,447,806
	State Street Target Retirement Income Securities Lending Series Fund Class VI	Collective trust fund	$10,755,748
*	Enpro Inc. Common Stock	Employer securities	$10,294,738
	Loomis Sayles Core Plus Fixed Income Class F	Collective trust fund	$9,704,749
	State Street Target Retirement 2060 Class VI	Collective trust fund	$8,688,784
	State Street Target Retirement 2065 Class VI	Collective trust fund	$3,365,743
*	Schwab US Treasury Money Fund	Interest bearing cash	$595
*	Participant Loans	Interest rates ranging from 4.25% to 9.50%	$5,849,353
		Total	$419,792,363

*
Party-in-interest transaction.

See report of independent registered public accounting firm.